Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 670,714	$ 730,184	$ 133,571
Accounts receivable, net of allowance for doubtful accounts	144,330	152,520	460,799
Contract assets (Note 6)	40,000	0
Inventory	216,316	231,532	231,953
Prepaid expenses	144,816	90,288	87,823
TOTAL CURRENT ASSETS	1,216,176	1,204,524	914,146
PROPERTY AND EQUIPMENT, net	59,787	60,369	76,938
OTHER ASSETS	17,789	13,917	13,786
TOTAL ASSETS	1,293,752	1,278,810	1,004,870
CURRENT LIABILITIES
Accounts payable	951,034	1,496,523	712,964
Accrued expenses	966,984	673,600	375,088
Accrued employee compensation	195,874	1,680	64,860
Contract liabilities	491,055	0
Advances from related and unrelated parties	144,000	310,000	0
Line of credit, related parties	517,279	370,179	0
Convertible promissory notes, net	2,648,548	455,606	0
Short term note payable	85,041	0
Interest payable, related parties	842,653	685,907	109,426
Short term loan, net		0	47,440
Warrant liability	3,637,207	1,943,883	1,242,120
Notes payable, related parties, net	5,297,743	5,222,259	5,364,572
TOTAL CURRENT LIABILITIES	15,777,418	11,159,637	7,916,470
NON-CURRENT LIABILITIES
Contract liabilities	76,500	0
TOTAL NON-CURRENT LIABILITIES	76,500	0
TOTAL LIABILITIES	15,853,918	11,159,637	7,916,470
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
COMMON STOCK	151,853	139,300	137,220
ADDITIONAL PAID-IN CAPITAL	99,059,031	94,995,040	92,436,697
ACCUMULATED DEFICIT	(113,716,298)	(104,971,384)	(99,433,448)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(54,752)	(43,783)	(52,069)
TOTAL STOCKHOLDERS' DEFICIT	(14,560,166)	(9,880,827)	(6,911,600)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,293,752	1,278,810	1,004,870
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0